UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-05715
The Gabelli Convertible and Income Securities Fund Inc.

(Exact name of registrant as specified in charter)
One Corporate Center
Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)
Bruce N. Alpert
Gabelli Funds, LLC
One Corporate Center
Rye, New York 10580-1422

(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-800-422-3554
Date of fiscal year end: December 31
Date of reporting period: March 31, 2010
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
The Schedule(s) of Investments is attached herewith.

The Gabelli Convertible and Income Securities Fund Inc. First Quarter Report March 31, 2010	Mario J. Gabelli, CFA
To Our Shareholders,
     The Gabelli Convertible and Income Securities Fund’s (the “Fund”) net asset value (“NAV”) total return was 4.4% during the first quarter of 2010, compared with increases of 5.4%, 1.6%, and 4.6% for the Standard & Poor’s (“S&P”) 500 Index, the Barclays Capital Government/Corporate Bond Index, and the Lipper Convertible Securities Fund Average, respectively. The total return for the Fund’s publicly traded shares was 12.4% during the first quarter.
     Enclosed is the investment portfolio as of March 31, 2010.
Comparative Results
Average Annual Returns through March 31, 2010 (a) (Unaudited)

									Since
									Inception
	Quarter	1 Year	3 Year	5 Year	10 Year	15 Year	20 Year		(07/03/89)
Gabelli Convertible and Income Securities Fund
NAV Total Return (b)	4.40%	40.81%	(0.70)%	4.05%	3.59%	5.51%	6.51%		6.64%
Investment Total Return (c)	12.39	31.45	(1.98)	2.33	5.46	5.76	N/A	(d)	5.76	(d)
S&P 500 Index	5.39	49.73	(4.16)	1.92	(0.65)	7.75	8.65		8.80	(e)
Barclays Capital Government/Corporate
Bond Index	1.55	7.51	5.84	5.17	6.22	6.53	7.14		7.05	(e)
Lipper Convertible Securities Fund Average	4.58	46.25	0.44	4.18	2.56	7.62	8.76		8.59	(e)

(a)	Returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. When shares are sold, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The S&P 500 Index is an unmanaged indicator of stock market performance. The Barclays Capital Government/Corporate Bond Index is an unmanaged market value weighted index that tracks the total return performance of fixed rate, publicly placed, dollar denominated obligations. The Lipper Convertible Securities Fund Average reflects the average performance of open-end mutual funds classified in this particular category. Dividends and interest income are considered reinvested. You cannot invest directly in an index.

(b)	Total returns and average annual returns reflect changes in the NAV per share, reinvestment of distributions at NAV on the ex-dividend date, and adjustments for rights offerings and are net of expenses. Since inception return is based on an initial NAV of $10.00.

(c)	Total returns and average annual returns reflect changes in closing market values on the New York Stock Exchange, reinvestment of distributions, and adjustments for rights offerings. Since inception return is based on an initial offering price of $11.25.

(d)	The Fund converted to closed-end status on March 31, 1995 and had no operating history on the New York Stock Exchange prior to that date.

(e)	From June 30, 1989, the date closest to the Fund’s inception for which data is available.
We have separated the portfolio manager’s commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager’s commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

THE GABELLI CONVERTIBLE AND INCOME SECURITIES FUND INC.
SCHEDULE OF INVESTMENTS
March 31, 2010 (Unaudited)

Principal		Market
Amount		Value
	CONVERTIBLE CORPORATE BONDS — 30.5%
	Aerospace — 3.0%
	Gencorp Inc., Sub. Deb. Cv.,
$1,800,000	2.250%, 11/15/24	$1,698,750
1,600,000	4.063%, 12/31/39 (a)	1,532,000

		3,230,750

	Automotive — 0.6%
600,000	Navistar International Corp., Sub. Deb. Cv.,
	3.000%, 10/15/14	672,000

	Automotive: Parts and Accessories — 2.4%
150,000	Johnson Controls Inc., Cv.,
	6.500%, 09/30/12	458,813
2,114,000	Standard Motor Products Inc., Sub. Deb. Cv.,
	15.000%, 04/15/11	2,145,710

		2,604,523

	Broadcasting — 3.6%
4,000,000	Sinclair Broadcast Group Inc., Sub. Deb. Cv.,
	6.000%, 09/15/12	3,810,000
100,000	Sirius XM Radio Inc., Sub. Deb. Cv.,
	7.000%, 12/01/14 (a)	97,750

		3,907,750

	Business Services — 1.7%
1,700,000	The Interpublic Group of Companies Inc., Cv.,
	4.250%, 03/15/23	1,778,625

	Cable and Satellite — 0.0%
400,000	Adelphia Communications Corp., Sub. Deb. Cv.,
	3.250%, 05/01/21† (b)	0

	Computer Hardware — 3.2%
4,000,000	SanDisk Corp., Cv.,
	1.000%, 05/15/13	3,475,000

	Consumer Products — 0.2%
200,000	Eastman Kodak Co., Cv.,
	7.000%, 04/01/17 (a)	221,000

	Diversified Industrial — 4.2%
100,000	Griffon Corp., Ser. 2nd, Sub. Deb. Cv.,
	4.000%, 07/18/23	100,875
3,000,000	Griffon Corp., Sub. Deb. Cv.,
	4.000%, 01/15/17 (a)	3,255,000
1,400,000	Roper Industries Inc., Sub. Deb. Cv. (STEP),
	Zero Coupon, 01/15/34	1,011,500
50,000	Textron Inc., Ser. TXT, Cv.,
	4.500%, 05/01/13	87,000
100,000	Trinity Industries Inc., Sub. Deb. Cv.,
	3.875%, 06/01/36	78,875

		4,533,250

Principal		Market
Amount		Value
	Electronics — 0.1%
$100,000	Intel Corp., Sub. Deb. Cv.,
	3.250%, 08/01/39 (a)	$120,375

	Energy and Utilities — 0.4%
400,000	Unisource Energy Corp., Cv.,
	4.500%, 03/01/35 (a)	398,000

	Entertainment — 0.1%
50,000	Take-Two Interactive Software Inc., Cv.,
	4.375%, 06/01/14	58,250

	Environmental Services — 0.4%
350,000	Covanta Holding Corp., Cv.,
	3.250%, 06/01/14 (a)	380,188

	Equipment and Supplies — 0.0%
10,000	Regal-Beloit Corp., Sub. Deb. Cv.,
	2.750%, 03/15/24	23,500

	Financial Services — 1.8%
1,500,000	Janus Capital Group Inc., Cv.,
	3.250%, 07/15/14	1,901,250

	Health Care — 0.7%
100,000	Chemed Corp., Cv.,
	1.875%, 05/15/14	91,875
100,000	Kinetic Concepts Inc., Cv.,
	3.250%, 04/15/15 (a)	113,000
150,000	Thoratec Corp., Sub. Deb. Cv. (STEP),
	1.380%, 05/16/34	150,375
400,000	Wright Medical Group Inc., Cv.,
	2.625%, 12/01/14	355,500

		710,750

	Hotels and Gaming — 1.1%
900,000	Gaylord Entertainment Co., Cv.,
	3.750%, 10/01/14 (a)	1,127,250

	Metals and Mining — 0.2%
100,000	Alcoa Inc., Cv.,
	5.250%, 03/15/14	231,875

	Real Estate — 1.5%
2,400,000	Palm Harbor Homes Inc., Cv.,
	3.250%, 05/15/24	1,620,000

	Retail — 2.9%
60,000	Costco Wholesale Corp., Sub. Deb. Cv.,
	Zero Coupon, 08/19/17	81,375
100,000	Pier 1 Imports Inc., Cv. (STEP),
	6.375%, 02/15/36	100,000
3,000,000	The Great Atlantic & Pacific Tea Co. Inc., Cv.,
	5.125%, 06/15/11	2,906,250

		3,087,625

See accompanying notes to schedule of investments.

THE GABELLI CONVERTIBLE AND INCOME SECURITIES FUND INC.
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2010 (Unaudited)

Principal		Market
Amount		Value
	CONVERTIBLE CORPORATE BONDS (Continued)
	Specialty Chemicals — 2.4%
$2,600,000	Ferro Corp., Cv.,
	6.500%, 08/15/13	$2,515,500

	TOTAL CONVERTIBLE CORPORATE BONDS	32,597,461

Shares

	CONVERTIBLE PREFERRED STOCKS — 2.1%
	Business Services — 0.0%
15,143	Interep National Radio Sales Inc.,
	4.000% Cv. Pfd., Ser. A† (a)(b)(c)	0
20,000	Key3Media Group Inc. (STEP),
	5.500% Cv. Pfd., Ser. B† (b)	117

		117

	Communications Equipment — 0.4%
600	Lucent Technologies Capital Trust I,
	7.750% Cv. Pfd.	477,600

	Energy and Utilities — 0.8%
6,000	AES Trust III,
	6.750% Cv. Pfd.	271,380
500	El Paso Corp., 4.990% Cv. Pfd. (a)	480,355
300	El Paso Energy Capital Trust I,
	4.750% Cv. Pfd.	11,136
200	Whiting Petroleum Corp.,
	6.250%, Cv. Pfd.	39,584

		802,455

	Financial Services — 0.1%
30,000	Federal National Mortgage Association,
	8.750%, Cv. Pfd., Ser. 08-1	48,000

	Health Care — 0.0%
100	Elite Pharmaceuticals Inc.,
	$2.32 Cv. Pfd., Ser. C† (b)(c)	7,280

	Telecommunications — 0.5%
14,000	Cincinnati Bell Inc.,
	6.750% Cv. Pfd., Ser. B	546,700

	Transportation — 0.3%
2,500	GATX Corp.,
	$2.50 Cv. Pfd., Ser. A (b)	358,125

	TOTAL CONVERTIBLE PREFERRED STOCKS	2,240,277

		Market
Shares		Value
	COMMON STOCKS — 36.0%
	Aerospace — 0.9%
3,000	Northrop Grumman Corp.	$196,710
3,000	Rockwell Automation Inc.	169,080
65,000	Rolls-Royce Group plc†	587,385

		953,175

	Automotive: Parts and Accessories — 1.2%
30,000	Genuine Parts Co.	1,267,200

	Business Services — 0.1%
61,000	Trans-Lux Corp.†	51,850

	Cable and Satellite — 0.2%
493,409	Adelphia Recovery Trust† (b)	0
4,000	Cablevision Systems Corp., Cl. A	96,560
2,000	Rogers Communications Inc., Cl. B	68,260

		164,820

	Communications Equipment — 0.4%
21,000	Corning Inc.	424,410

	Computer Hardware — 0.8%
7,000	International Business Machines Corp.	897,750

	Computer Software and Services — 0.7%
12,000	Diebold Inc.	381,120
20,000	Furmanite Corp.†	103,800
10,000	Microsoft Corp.	292,700

		777,620

	Consumer Products — 1.0%
2,000	Kimberly-Clark Corp.	125,760
40,000	Swedish Match AB	956,153

		1,081,913

	Diversified Industrial — 2.1%
95,000	General Electric Co.	1,729,000
355,000	National Patent Development Corp.† (a)	497,000
880	Textron Inc.	18,682

		2,244,682

	Electronics — 0.3%
15,000	Intel Corp.	333,900

	Energy and Utilities — 9.1%
4,000	Anadarko Petroleum Corp.	291,320
11,000	BP plc, ADR	627,770
1,500	CH Energy Group Inc.	61,260
8,000	Chevron Corp.	606,640
24,000	CNX Gas Corp.†	913,200
5,000	ConocoPhillips	255,850
See accompanying notes to schedule of investments.

THE GABELLI CONVERTIBLE AND INCOME SECURITIES FUND INC.
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2010 (Unaudited)

		Market
Shares		Value
	COMMON STOCKS (Continued)
	Energy and Utilities (Continued)
3,000	Devon Energy Corp.	$193,290
15,000	Exxon Mobil Corp.	1,004,700
18,000	FPL Group Inc.	869,940
53,000	Great Plains Energy Inc.	984,210
16,000	Halliburton Co.	482,080
38,000	Mirant Corp.†	412,680
1,200,000	Mirant Corp., Escrow† (b)	0
20,000	National Fuel Gas Co.	1,011,000
20,000	Northeast Utilities	552,800
10,000	Progress Energy Inc., CVO†	1,500
16,000	Royal Dutch Shell plc, Cl. A, ADR	925,760
12,000	SJW Corp.	305,040
10,000	Tullow Oil plc	189,687

		9,688,727

	Equipment and Supplies — 0.1%
3,000	Mueller Industries Inc.	80,370

	Financial Services — 6.4%
24,000	AllianceBernstein Holding LP	735,840
36,000	American Express Co.	1,485,360
1,000	Deutsche Bank AG	76,870
6,000	GAM Holding Ltd.	73,691
5,000	HSBC Holdings plc, ADR	253,450
5,000	JPMorgan Chase & Co.	223,750
12,000	Julius Baer Group Ltd.	435,319
2,000	M&T Bank Corp.	158,760
10,000	Marsh & McLennan Companies Inc.	244,200
10,000	Morgan Stanley	292,900
2,500	PNC Financial Services Group Inc.	149,250
4,000	Royal Bank of Canada	233,400
20,000	The Bank of New York Mellon Corp.	617,600
60,000	Wells Fargo & Co.	1,867,200

		6,847,590

	Food and Beverage — 2.8%
6,500	Dr. Pepper Snapple Group Inc.	228,605
1,000	General Mills Inc.	70,790
3,621	Kraft Foods Inc., Cl. A	109,499
100,000	Parmalat SpA	273,846
200,000	Parmalat SpA, GDR (a)(c)	548,680
1,020	Pernod-Ricard SA	86,614
30,000	The Coca-Cola Co.	1,650,000

		2,968,034

	Health Care — 6.1%
33,000	Eli Lilly & Co.	1,195,260
105,976	Elite Pharmaceuticals Inc.†	9,008
18,000	Johnson & Johnson	1,173,600
5,000	Merck & Co. Inc.	186,750
19,000	Millipore Corp.†	2,006,400

		Market
Shares		Value
60,000	Pfizer Inc.	$1,029,000
10,000	UnitedHealth Group Inc.	326,700
12,000	Varian Inc.†	621,360

		6,548,078

	Machinery — 0.0%
1,000	Mueller Water Products Inc., Cl. A	4,780

	Retail — 1.2%
4,000	CVS Caremark Corp.	146,240
13,000	Wal-Mart Stores Inc.	722,800
10,000	Walgreen Co.	370,900

		1,239,940

	Specialty Chemicals — 0.1%
2,000	International Flavors & Fragrances Inc.	95,340

	Telecommunications — 2.4%
30,000	3Com Corp.†	230,700
4,000	BCE Inc.	117,400
4,000	Belgacom SA	156,244
3,000	Philippine Long Distance Telephone Co., ADR	159,840
2,400	Swisscom AG	875,873
2,000	Tandberg ASA	57,040
10,000	Telekom Austria AG	139,793
27,000	Verizon Communications Inc.	837,540

		2,574,430

	Transportation — 0.1%
4,000	GATX Corp.	114,600

	Wireless Communications — 0.0%
2,000	Turkcell Iletisim Hizmetleri A/S, ADR	30,120
49	Winstar Communications Inc.† (b)	0

		30,120

	TOTAL COMMON STOCKS	38,389,329

	PREFERRED STOCKS — 0.0%
	Telecommunications — 0.0%
3,679	PTV Inc., 10.000% Pfd., Ser. A†	294

	WARRANTS — 0.0%
	Food and Beverage — 0.0%
1,300	Parmalat SpA, GDR, expire 12/31/15† (a)(b)(c)	1,268

	Health Care — 0.0%
12,930	Elite Pharmaceuticals Inc., expire 04/24/12† (b)(c)	83

	TOTAL WARRANTS	1,351

See accompanying notes to schedule of investments.

THE GABELLI CONVERTIBLE AND INCOME SECURITIES FUND INC.
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2010 (Unaudited)

Principal		Market
Amount		Value
	CORPORATE BONDS — 2.0%
	Consumer Products — 0.0%
$1,500,000	Pillowtex Corp., Sub. Deb.,
	9.000%, 12/15/10† (b)	$0

	Diversified Industrial — 0.1%
100,000	Park-Ohio Industries Inc., Sub. Deb.,
	8.375%, 11/15/14	88,750

	Electronics — 0.3%
300,000	Stoneridge Inc.,
	11.500%, 05/01/12	304,500

	Energy and Utilities — 0.7%
1,000,000	Texas Competitive Electric Holdings Co. LLC, Ser. B (STEP),
	10.250%, 11/01/15	700,000

	Health Care — 0.0%
150,000	Sabratek Corp., Sub. Deb.,
	6.000%, 04/15/11† (b)	0

	Machinery — 0.9%
1,000,000	Terex Corp., Sub. Deb.,
	7.375%, 01/15/14	1,020,000

	Manufactured Housing and Recreational Vehicles — 0.0%
103,000	Fleetwood Enterprises Inc.,
	14.000%, 12/15/11† (b)	35,120

	Telecommunications — 0.0%
	AMNEX Inc., Sub. Deb.,
30,000	8.500%, 09/25/49† (b)	0
50,000	8.500%, 09/25/49† (a)(b)(c)	0

		0

	TOTAL CORPORATE BONDS	2,148,370

	U.S. GOVERNMENT OBLIGATIONS — 29.4%
	U.S. Treasury Bills — 23.1%
24,643,000	U.S. Treasury Bills, 0.046% to 0.244%††,
	04/22/10 to 09/23/10	24,635,953

	U.S. Treasury Cash Management Bills — 5.2%
5,595,000	U.S. Treasury Cash Management Bills,
	0.105% to 0.165%††,
	05/17/10 to 07/15/10	5,593,536

	U.S. Treasury Notes — 1.1%
1,200,000	U.S. Treasury Note,
	4.125%, 08/15/10	1,217,953

	TOTAL U.S. GOVERNMENT OBLIGATIONS	31,447,442

	TOTAL INVESTMENTS — 100.0% (Cost $104,280,072)	$106,824,524

	Aggregate book cost	$104,516,608

	Gross unrealized appreciation	$8,053,920
	Gross unrealized depreciation	(5,746,004)

	Net unrealized appreciation/depreciation	$2,307,916

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2010, the market value of Rule 144A securities amounted to $8,771,886 or 8.21% of total investments. Except as noted in (c), these securities are liquid.

(b)	Security fair valued under procedures established by the Board of Directors. The procedures may include reviewing available financial information about the company and reviewing the valuation of comparable securities and other factors on a regular basis. At March 31, 2010, the market value of fair valued securities amounted to $401,993 or 0.38% of total investments.

(c)	At March 31, 2010, the Fund held investments in restricted and illiquid securities amounting to $557,311 or 0.52% of total investments, which were valued under methods approved by the Board of Directors as follows:

Acquisition
Shares/				03/31/2010
Principal		Acquisition	Acquisition	Carrying Value
Amount	Issuer	Date	Cost	Per Unit
$50,000	AMNEX Inc., Sub. Deb.,
	8.500%, 09/25/49	09/15/97	$48,801	—
100	Elite Pharmaceuticals Inc.,
	$2.32 Cv. Pfd., Ser. C	04/25/07	91,465	$72.8000
12,930	Elite Pharmaceuticals Inc.,
	Warrants expire 04/24/12	04/25/07	8,535	0.0064
15,143	Interep National Radio Sales Inc.,
	4.000% Cv. Pfd., Ser. A	05/03/02	1,347,183	—
200,000	Parmalat SpA, GDR	04/10/03	809,275	2.7434
1,300	Parmalat SpA, GDR,
	Warrants expire 12/31/15	11/09/05	—	0.9754

†	Non-income producing security.

††	Represents annualized yield at date of purchase.

ADR	American Depositary Receipt

CVO	Contingent Value Obligation

GDR	Global Depositary Receipt

STEP	Step coupon bond. The rate disclosed is that in effect at March 31, 2010.
See accompanying notes to schedule of investments.

THE GABELLI CONVERTIBLE AND INCOME SECURITIES FUND INC.
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
1. Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the United States of America over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).
     Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.
     Securities and assets for which market quotations are not readily available are fair valued as determined by the Board.
     The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:
•	Level 1 — quoted prices in active markets for identical securities;

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 — significant unobservable inputs (including the Fund’s determinations as to the fair value of investments).

THE GABELLI CONVERTIBLE AND INCOME SECURITIES FUND INC.
NOTES TO SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
     The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments and other financial instruments by inputs used to value the Fund’s investments as of March 31, 2010 is as follows:

	Valuation Inputs
	Level 1	Level 2	Level 3	Total
	Quoted	Other Significant	Significant	Market Value
	Prices	Observable Inputs	Unobservable Inputs	at 3/31/10
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Convertible Corporate Bonds	—	$32,597,461	$0	$32,597,461

Convertible Preferred Stocks:
Business Services	—	—	117	117
Health Care	—	—	7,280	7,280
Transportation	—	358,125	—	358,125
Other Industries (a)	$1,874,755	—	—	1,874,755

Total Convertible Preferred Stocks	1,874,755	358,125	7,397	2,240,277

Common Stocks:
Cable and Satellite	164,820	—	0	164,820
Energy and Utilities	9,688,727	—	0	9,688,727
Food and Beverage	2,419,354	548,680	—	2,968,034
Wireless Communications	30,120	—	0	30,120
Other Industries (a)	25,537,628	—	—	25,537,628

Total Common Stocks	37,840,649	548,680	0	38,389,329

Preferred Stocks (a)	294	—	—	294
Warrants (a)	—	1,351	—	1,351
Corporate Bonds	—	2,113,250	35,120	2,148,370
U.S. Government Obligations	—	31,447,442	—	31,447,442

TOTAL INVESTMENTS IN SECURITIES	$39,715,698	$67,066,309	$42,517	$106,824,524

OTHER FINANCIAL INSTRUMENTS:
ASSETS (Unrealized Appreciation): *
EQUITY CONTRACT
Contract for Difference Swap Agreements	$—	$23,175	$—	$23,175

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

*	Other financial instruments are derivatives not reflected in the Schedule of Investments, such as futures, forwards, and swaps, which are valued at the unrealized appreciation/depreciation of the instrument.

THE GABELLI CONVERTIBLE AND INCOME SECURITIES FUND INC.
NOTES TO SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
     The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

									Net change in unrealized
									appreciation/
									depreciation
				Change in					during the
	Balance	Accrued	Realized	unrealized	Net	Transfers	Transfers	Balance	period on Level 3
	as of	discounts/	gain/	appreciation/	purchases/	into	out of	as of	investments held
	12/31/09	(premiums)	(loss)	depreciation	(sales)	Level 3†	Level 3†	3/31/10	at 3/31/10

INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Convertible Corporate Bonds	$0	$—	$—	$—	$—	$—	$—	$0	$—

Convertible Preferred Stocks:
Business Services	117	—	—	—	—	—	—	117	—
Health Care	8,832	—	—	(1,552)	—	—	—	7,280	(1,552)

Total Convertible Preferred Stocks	8,949	—	—	(1,552)	—	—	—	7,397	(1,552)

Common Stocks:
Cable and Satellite	0	—	—	—	—	—	—	0	—
Energy and Utilities	0	—	—	—	—	—	—	0	—
Wireless Communications	0	—	—	—	—	—	—	0	—

Total Common Stocks	0	—	—	—	—	—	—	0	—

Corporate Bonds	35,120	—	—	—	—	—	—	35,120	—

TOTAL INVESTMENTS IN SECURITIES	$44,069	$—	$—	$(1,552)	$—	$—	$—	$42,517	$(1,552)

†	The Fund’s policy is to recognize transfers into and transfers out of Level 3 as of the beginning of the reporting period.
2. Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in a number of derivative financial instruments for the purposes of increasing the income of the Fund, hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase, or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or that, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.
     Swap Agreements. The Fund may enter into swap transactions for the purpose of increasing the income of the Fund. The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. In a swap, a set of future cash flows is exchanged between two counterparties. One of these cash flow streams will typically be based on a reference interest rate combined with the performance of a notional value of shares of a stock. The other will be based on the performance of the shares of a stock. Depending on the general state of short-term interest rates and the returns on the Fund’s portfolio securities at the time a swap transaction reaches its scheduled termination date, there is a risk that the Fund will not be able to obtain a replacement transaction or that the terms of the replacement will not be as favorable as on the expiring transaction.

     The Fund has entered into an equity contract for difference swap agreement with The Goldman Sachs Group, Inc. Details of the swap at March 31, 2010 are as follows:

Notional	Equity Security	Interest Rate/	Termination	Net Unrealized
Amount	Received	Equity Security Paid	Date	Appreciation
$405,887 (47,500 Shares)	Market Value Appreciation on: Rolls-Royce Group plc	One Month LIBOR plus 90 bps plus Market Value Depreciation on: Rolls-Royce Group plc	6/25/10	$23,175
     The Fund’s volume of activity in equity contract for difference swap agreements during the quarter ended March 31, 2010 had an average monthly notional amount of approximately $388,253.
     Futures Contracts. The Fund may engage in futures contracts for the purpose of hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase. Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the “initial margin.” Subsequent payments (“variation margin”) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, which are included in unrealized appreciation/depreciation on investments and futures contracts. The Fund recognizes a realized gain or loss when the contract is closed.
     There are several risks in connection with the use of futures contracts as a hedging instrument. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market. During the quarter ended March 31, 2010, the Fund had no investments in futures contracts.
     Forward Foreign Exchange Contracts. The Fund may engage in forward foreign exchange contracts for the purpose of hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/depreciation on investments and foreign currency translations. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
     The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund’s portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. During the quarter ended March 31, 2010, the Fund had no investments in forward foreign exchange contracts.
     The following table summarizes the net unrealized appreciation of derivatives held at March 31, 2010 by primary risk exposure:

Net Unrealized
Asset Derivatives:	Appreciation

Equity Contract	$23,175
3. Tax Information. At December 31, 2009, the Fund had net capital loss carryforwards for federal income tax purposes of $6,349,308, which are available to reduce future required distributions of net capital gains to shareholders through 2017.

AUTOMATIC DIVIDEND REINVESTMENT AND
VOLUNTARY CASH PURCHASE PLANS
Enrollment in the Plan
     It is the policy of The Gabelli Convertible and Income Securities Fund Inc. (the “Fund”) to automatically reinvest dividends payable to common shareholders. As a “registered” shareholder you automatically become a participant in the Fund’s Automatic Dividend Reinvestment Plan (the “Plan”). The Plan authorizes the Fund to credit shares of common stock to participants upon an income dividend or a capital gains distribution regardless of whether the shares are trading at a discount or a premium to net asset value. All distributions to shareholders whose shares are registered in their own names will be automatically reinvested pursuant to the Plan in additional shares of the Fund. Plan participants may send their stock certificates to Computershare Trust Company, N.A. (“Computershare”) to be held in their dividend reinvestment account. Registered shareholders wishing to receive their distributions in cash must submit this request in writing to:
The Gabelli Convertible and Income Securities Fund Inc.
c/o Computershare
P.O. Box 43010
Providence, RI 02940-3010
     Shareholders requesting this cash election must include the shareholder’s name and address as they appear on the share certificate. Shareholders with additional questions regarding the Plan or requesting a copy of the terms of the Plan, may contact Computershare at (800) 336-6983.
     If your shares are held in the name of a broker, bank, or nominee, you should contact such institution. If such institution is not participating in the Plan, your account will be credited with a cash dividend. In order to participate in the Plan through such institution, it may be necessary for you to have your shares taken out of “street name” and re-registered in your own name. Once registered in your own name your dividends will be automatically reinvested. Certain brokers participate in the Plan. Shareholders holding shares in “street name” at participating institutions will have dividends automatically reinvested. Shareholders wishing a cash dividend at such institution must contact their broker to make this change.
     The number of shares of common stock distributed to participants in the Plan in lieu of cash dividends is determined in the following manner. Under the Plan, whenever the market price of the Fund’s common stock is equal to or exceeds net asset value at the time shares are valued for purposes of determining the number of shares equivalent to the cash dividends or capital gains distribution, participants are issued shares of common stock valued at the greater of (i) the net asset value as most recently determined or (ii) 95% of the then current market price of the Fund’s common stock. The valuation date is the dividend or distribution payment date or, if that date is not a New York Stock Exchange (“NYSE”) trading day, the next trading day. If the net asset value of the common stock at the time of valuation exceeds the market price of the common stock, participants will receive shares from the Fund valued at market price. If the Fund should declare a dividend or capital gains distribution payable only in cash, Computershare will buy common stock in the open market, or on the NYSE or elsewhere, for the participants’ accounts, except that Computershare will endeavor to terminate purchases in the open market and cause the Fund to issue shares at net asset value if, following the commencement of such purchases, the market value of the common stock exceeds the then current net asset value.
     The automatic reinvestment of dividends and capital gains distributions will not relieve participants of any income tax which may be payable on such distributions. A participant in the Plan will be treated for federal income tax purposes as having received, on a dividend payment date, a dividend or distribution in an amount equal to the cash the participant could have received instead of shares.
Voluntary Cash Purchase Plan
     The Voluntary Cash Purchase Plan is yet another vehicle for our shareholders to increase their investment in the Fund. In order to participate in the Voluntary Cash Purchase Plan, shareholders must have their shares registered in their own name.
     Participants in the Voluntary Cash Purchase Plan have the option of making additional cash payments to Computershare for investments in the Fund’s shares at the then current market price. Shareholders may send an amount from $250 to $10,000. Computershare will use these funds to purchase shares in the open market on or about the 1st and 15th of each month. Computershare will charge each shareholder who participates $0.75, plus a pro rata share of the brokerage commissions. Brokerage charges for such purchases are expected to be less than the usual brokerage charge for such transactions. It is suggested that any voluntary cash payments be sent to Computershare, P.O. Box 43010, Providence, RI 02940-3010 such that Computershare receives such payments approximately 10 days before the 1st and 15th of the month. Funds not received at least five days before the investment date shall be held for investment until the next purchase date. A payment may be withdrawn without charge if notice is received by Computershare at least 48 hours before such payment is to be invested.
     Shareholders wishing to liquidate shares held at Computershare must do so in writing or by telephone. Please submit your request to the above mentioned address or telephone number. Include in your request your name, address, and account number. The cost to liquidate shares is $2.50 per transaction as well as the brokerage commission incurred. Brokerage charges are expected to be less than the usual brokerage charge for such transactions.
     For more information regarding the Automatic Dividend Reinvestment Plan and Voluntary Cash Purchase Plan, brochures are available by calling (914) 921-5070 or by writing directly to the Fund.
     The Fund reserves the right to amend or terminate the Plan as applied to any voluntary cash payments made and any dividend or distribution paid subsequent to written notice of the change sent to the members of the Plan at least 90 days before the record date for such dividend or distribution. The Plan also may be amended or terminated by Computershare on at least 90 days written notice to participants in the Plan.

DIRECTORS AND OFFICERS
THE GABELLI CONVERTIBLE AND INCOME SECURITIES FUND INC.
One Corporate Center, Rye, NY 10580-1422
Directors
Mario J. Gabelli, CFA
Chairman & Chief Executive Officer,
GAMCO Investors, Inc.
E. Val Cerutti
Chief Executive Officer,
Cerutti Consultants, Inc.
Anthony J. Colavita
President,
Anthony J. Colavita, P.C.
Dugald A. Fletcher
President, Fletcher & Company, Inc.
Anthony R. Pustorino
Certified Public Accountant,
Professor Emeritus, Pace University
Werner J. Roeder, MD
Medical Director,
Lawrence Hospital
Anthonie C. van Ekris
Chairman, BALMAC International, Inc.
Salvatore J. Zizza
Chairman, Zizza & Co., Ltd.
Officers
Bruce N. Alpert
President
Joseph H. Egan
Acting Treasurer
Peter D. Goldstein
Chief Compliance Officer & Acting Secretary
Christopher Haydon
Ombudsman
Laurissa M. Martire
Vice President & Ombudsman
Agnes Mullady*
Treasurer & Secretary
Investment Adviser
Gabelli Funds, LLC One
Corporate Center Rye, New
York 10580-1422
Custodian
State Street Bank and Trust Company
Counsel
Skadden, Arps, Slate, Meagher & Flom LLP
Transfer Agent and Registrar
Computershare Trust Company, N.A.
Stock Exchange Listing

		6.00%
	Common	Preferred
NYSE-Symbol:	GCV	GCV PrB
Shares Outstanding:	13,194,425	965,548

*	Agnes Mullady is on a leave of absence for a limited period of time.
The Net Asset Value per share appears in the Publicly Traded Funds column, under the heading “Convertible Securities Funds,” in Monday’s The Wall Street Journal. It is also listed in Barron’s Mutual Funds/Closed End Funds section under the heading “Convertible Securities Funds.”
The Net Asset Value per share may be obtained each day by calling (914) 921-5070 or visiting www.gabelli.com.
For general information about the Gabelli Funds, call 800-GABELLI (800-422-3554), fax us at 914-921-5118, visit Gabelli Funds’ Internet homepage at: www.gabelli.com, or e-mail us at: closedend@gabelli.com
Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that the Fund may, from time to time, purchase shares of its common stock in the open market when the Fund’s shares are trading at a discount of 10% or more from the net asset value of the shares. The Fund may also, from time to time, purchase shares of its preferred stock in the open market when the preferred shares are trading at a discount to the liquidation value.

Item 2. Controls and Procedures.
(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) The Gabelli Convertible and Income Securities Fund Inc.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date 6/1/10
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date 6/1/10

By (Signature and Title)*	/s/ Joseph H. Egan
Joseph H. Egan, Principal Financial Officer

Date 6/1/10

*	Print the name and title of each signing officer under his or her signature.